UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31_

Date of reporting period:	1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 95.40%	Shares	Value

Air Courier Services - 1.59%
FedEx Corp.	18,000	$ 1,410,300

Beverages - 1.77%
Coca-Cola Co. / The	29,000	1,573,250

Biological Products - 2.07%
Amgen, Inc. (a)	31,500	1,842,120

Crude Petroleum & Natural Gas - 4.70%
Devon Energy Corp.	19,525	1,306,418
Pioneer Natural Resources Co.	27,500	1,209,450
Royal Dutch Shell PLC - Class A (b)	30,000	1,661,700
		4,177,568

Drilling Oil & Gas Wells - 2.77%
Diamond Offshore Drilling, Inc.	5,000	457,650
Helmerich & Payne, Inc.	22,000	920,260
Weatherford International, Ltd. (a)	69,000	1,081,920
		2,459,830

Electric & Other Services Combined - 2.05%
Xcel Energy, Inc.	87,710	1,822,614

Electronic & Other Electrical Equipment - 3.91%
Emerson Electric Co.	40,710	1,691,093
General Electric Co.	111,000	1,784,880
		3,475,973

Electronic Computers - 1.53%
Dell, Inc. (a)	105,400	1,359,660

Electronic Connectors - 1.83%
Tyco International, Ltd.	46,000	1,629,780

Fats & Oils - 3.26%
Archer-Daniels-Midland Co.	40,150	1,203,295
Bunge, Ltd.	28,800	1,693,152
		2,896,447

Fire, Marine & Casualty Insurance - 4.92%
Allstate Corp. / The	53,000	1,586,290
Chubb Corp. / The	39,000	1,950,000
Zenith National Insurance Corp.	30,000	837,000
		4,373,290

Food & Kindred Products - 2.02%
Nestle SA (b)	37,805	1,796,116

Hospital & Medical Service Plans - 2.82%
Aetna, Inc.	45,500	1,363,635
WellPoint, Inc. (a)	18,000	1,146,960
		2,510,595

Insurance Agents, Brokers & Service - 1.92%
Marsh & McLennan Companies, Inc.	79,000	1,703,240

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 95.40% - continued	Shares	Value

Life Insurance - 1.07%
MetLife, Inc.	27,000	$ 953,640

Malt Beverages - 0.99%
Molson Coors Brewing Co. - Class B	21,000	882,000

Meat Packing Plants - 1.72%
Hormel Foods Corp.	39,595	1,532,327

Motor Vehicles & Passenger Car Bodies - 0.98%
HONDA MOTOR CO., Ltd. (b)	25,700	871,487

National Commercial Banks - 4.09%
JPMorgan Chase & Co.	44,200	1,721,148
PNC Financial Services Group, Inc.	16,500	914,595
U.S. Bancorp	40,000	1,003,200
		3,638,943

Office Machines - 1.37%
Pitney Bowes, Inc.	58,300	1,219,636

Oil, Gas Field Services - 2.04%
Schlumberger, Ltd.	28,500	1,808,610

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.91%
Zimmer Holdings, Inc. (a)	30,100	1,695,232

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.01%
PPG Industries, Inc.	30,500	1,789,740

Petroleum Refining - 6.25%
Chevron Corp.	24,575	1,772,349
ConocoPhillips	44,500	2,136,000
Murphy Oil Corp.	32,200	1,644,776
		5,553,125

Pharmaceutical Preparations - 2.14%
Abbott Laboratories	36,000	1,905,840

Public Building and Related Furniture - 1.89%
Johnson Controls, Inc.	60,200	1,675,366

Radio & TV Broadcasting & Communications Equipment - 2.96%
L-3 Communications Holdings, Inc.	20,000	1,666,800
Nokia Corp. (b)	70,190	960,901
		2,627,701

Retail - Computer & Computer Software Stores - 0.69%
GameStop Corp. - Class A (a)	31,000	612,870

Retail - Grocery Stores - 2.35%
Kroger Co. / The	97,500	2,089,425

Retail - Variety Stores - 2.18%
Costco Wholesale Corp.	3,300	189,519
Wal-Mart Stores, Inc.	32,690	1,746,627
		1,936,146

*See accompanying notes which are an integral part of these financial statements

Becker Value Equity Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 95.40% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.03%
Harris Corp.	41,620	$ 1,786,330
Raytheon Co.	34,200	1,793,106
		3,579,436

Semiconductors & Related Devices - 1.64%
Intel Corp.	75,000	1,455,000

Services - Prepackaged Software - 5.57%
Electronic Arts, Inc. (a)	45,900	747,252
Microsoft Corp.	81,000	2,282,580
Symantec Corp. (a)	113,050	1,916,198
		4,946,030

State Commercial Banks - 1.57%
State Street Corp.	32,600	1,397,888

Surgical & Medical Instruments & Apparatus - 4.05%
Becton, Dickinson & Co.	29,500	2,223,415
Covidien PLC	27,215	1,375,990
		3,599,405

Telephone Communications - (No Radio Telephone) - 3.77%
AT&T, Inc.	62,000	1,572,320
Verizon Communications, Inc.	60,400	1,776,968
		3,349,288

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.00%
McKesson Corp.	30,200	1,776,364

Wholesale - Electronic Parts & Equipment - 0.97%
Tyco Electronics, Ltd.	34,550	859,604

TOTAL COMMON STOCKS (Cost $79,064,194)		84,785,886

Money Market Securities - 5.30%
Federated Government Obligations Fund - Institutional shares, 0.04% (c)	4,707,771	4,707,771

TOTAL MONEY MARKET SECURITIES (Cost $4,707,771)		4,707,771

TOTAL INVESTMENTS (Cost $83,771,965) - 100.70%		$ 89,493,657

Liabilities in excess of other assets - (0.70)%		(622,559)

TOTAL NET ASSETS - 100.00%		$ 88,871,098

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation		9,870,081
Unrealized depreciation		(4,148,389)
Net unrealized appreciation (depreciation)		$ 5,721,692

Aggregate cost of securities for income tax purposes		$ 83,771,965

*See accompanying notes which are an integral part of these financial statements

Becker Value Equity Fund

Related Notes to the Schedule of Investments

January 31, 2010

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 79,495,682	$ -	$ -	$ 79,495,682

American Depositary Receipts*	5,290,204	-	-	5,290,204

Money Market Securites	4,707,771	-	-	4,707,771

Total	$ 89,493,657	$ -	$ -	$ 89,493,657

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Marathon Value Portfolio
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 78.20%	Shares	Value

Automobiles, Parts & Equipment - 1.32%
Genuine Parts Co.	8,500	$ 320,280
HONDA MOTOR CO., LTD. (b)	3,000	101,730
		422,010

Banking - Financial - 3.03%
B of I Holdings, Inc. (a)	14,900	176,863
First Niagara Financial Group, Inc.	11,500	157,895
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	149,283
SunTrust Banks, Inc.	11,500	279,795
U.S. Bancorp	8,030	201,392
		965,228

Communications, Broadcasting & Cable - 1.27%
Liberty Global, Inc. - Class A (a)	10,500	266,490
SK Telecom Co., Ltd (b)	8,000	138,640
		405,130

Computer Software & Hardware - 5.41%
Cisco Systems, Inc. (a)	29,000	651,630
International Business Machines Corp.	6,200	758,818
Microsoft Corp.	11,100	312,798
		1,723,246

Consulting Services - 0.57%
SAIC, Inc. (a)	10,000	183,300

Data Services - 2.75%
Automatic Data Processing, Inc.	6,700	273,293
Equifax, Inc.	4,700	150,400
Global Payments, Inc.	5,500	244,750
Total System Services, Inc.	14,500	207,495
		875,938

Delivery and Freight Services - 1.63%
United Parcel Service, Inc. - Class B	9,000	519,930

Electric Components, Parts & Equipment - 6.12%
Avnet, Inc. (a)	19,600	518,224
Linear Technology Corp.	16,000	417,600
SECOM CO., LTD. (b)	2,800	249,200
Tyco Electronics Ltd.	16,000	398,080
Zebra Technologies Corp. - Class A (a)	14,075	367,358
		1,950,462

Energy - 6.52%
Anadarko Petroleum Corp.	6,000	382,680
ConocoPhillips	6,600	316,800
Noble Corp.	19,500	786,240
Sasol Ltd. (b)	9,500	347,700
XTO Energy, Inc.	5,500	245,135
		2,078,555

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 78.20% - continued	Shares	Value

Healthcare - 7.05%
Alcon, Inc.	2,000	$ 311,420
Becton, Dickinson & Co.	7,000	527,590
Cardinal Health, Inc.	5,500	181,885
Dionex Corp. (a)	5,200	363,220
Life Technologies Corp. (a)	5,541	275,443
Pharmaceutical Product Development, Inc.	8,200	191,552
St. Jude Medical, Inc. (a)	10,500	396,165
		2,247,275

Household Products - 3.18%
Colgate-Palmolive Co.	2,500	200,075
Kimberly-Clark Corp.	6,600	391,974
Procter & Gamble Co.	6,827	420,202
		1,012,251

Industrial Conglomerates - 11.12%
3M Co.	9,900	796,851
Eaton Corp.	8,800	538,912
Emerson Electric Co.	15,000	623,100
General Electric Co.	18,300	294,264
Leggett & Platt, Inc.	5,200	94,952
Raven Industries, Inc.	14,342	409,894
Tyco International, Ltd. (a)	22,175	785,660
		3,543,633

Industrial Machinery - 4.00%
Graco, Inc.	18,638	497,448
Illinois Tool Works, Inc.	7,200	313,848
Lincoln Electric Holdings, Inc.	9,500	463,885
		1,275,181

Insurance - 6.50%
AEGON N.V. (a) (c)	23,000	136,160
Alleghany Corp. (a)	2,052	535,798
Aon Corp.	8,000	311,200
Berkshire Hathaway, Inc. - Class B (a)	6,500	496,795
Tokio Marine Holdings, Inc. (b)	7,750	206,692
White Mountains Insurance Group, Ltd.	1,200	384,564
		2,071,209

Packaged Foods - 2.75%
Campbell Soup Co.	15,000	496,650
Coca-Cola Co./The	7,000	379,750
		876,400

Pharmaceuticals - 3.75%
Abbott Laboratories	8,300	439,402
Bristol-Myers Squibb Co.	6,500	158,340
GlaxoSmithKline plc (b)	10,000	390,100
Novo Nordisk A/S (b)	3,100	209,033
		1,196,875

Publishing & Printing Media - 1.11%
John Wiley & Sons, Inc. - Class A	8,500	354,875

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 78.20% - continued	Shares	Value

Restaurants - 1.65%
McDonald's Corp.	8,400	$ 524,412

Retail Stores - 3.33%
Costco Wholesale Corp.	6,300	361,809
Family Dollar Stores, Inc.	4,000	123,520
Tiffany & Co.	7,000	284,270
Weis Markets, Inc.	8,200	291,182
		1,060,781

Specialty Chemicals - 3.86%
PPG Industries, Inc.	10,600	622,008
Valspar Corp.	23,000	609,040
		1,231,048

Staffing Services - 0.64%
CDI Corp.	15,800	203,662

Utilities - 0.64%
Korea Electric Power Corp. (b)	8,119	131,934
NorthWestern Corp.	3,000	73,350
		205,284

TOTAL COMMON STOCKS (Cost $20,717,899)		24,926,685

Real Estate Investment Trusts - 2.54%

EastGroup Properties, Inc.	5,000	191,300
Plum Creek Timber Co., Inc.	14,370	519,763
Reading International, Inc. - Class A (a)	24,300	98,172

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $636,089)		809,235

Preferred Stock - 1.02%

E. I. du Pont de Nemours & Co., callable on 04/06/2010 @ $120	4,000	326,360

TOTAL PREFERRED STOCK (Cost $308,578)		326,360

Exchange-Traded Funds - 1.54%

PowerShares DB Agriculture Fund (a)	12,000	303,600
UltraShort MSCI Emerging Markets ProShares (a)	5,000	187,700

TOTAL EXCHANGE-TRADED FUNDS (Cost $459,624)		491,300

	Principal
Commercial Paper - 3.13%	Amount

Sears Roebuck 02/24/2010	$ 1,000,000	998,888

TOTAL COMMERCIAL PAPER (Cost $998,888)		998,888

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2010
(Unaudited)
	Principal
Corporate Bonds - 1.38%	Amount	Value

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	$ 169,016
CWABS, Inc., 3.231%, 10/25/2032 (e) (g)	27,904	2,483
CWABS, Inc., 0.891%, 04/25/2032 (e) (g)	79,994	45,327
IMPAC CMB Trust, 1.131%, 10/25/2033 (f) (g)	170,113	141,015
IMPAC CMB Trust, 1.071%, 9/25/2034 (f) (g)	152,943	81,486
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $880,913)		439,327

Money Market Securities - 12.20%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 0.28% (h)	3,888,599	$ 3,888,599

TOTAL MONEY MARKET SECURITIES (Cost $3,888,599)		3,888,599

TOTAL INVESTMENTS (Cost $27,890,590) - 100.01%		$ 31,880,394

Liabilities in excess of other assets - (0.01)%		(4,994)

TOTAL NET ASSETS - 100.00%		$ 31,875,400

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.

Tax Related
Unrealized appreciation		5,646,877
Unrealized depreciation		(1,657,073)
Net unrealized appreciation		$ 3,989,804

Aggregate cost of securities for income tax purposes		$ 27,890,590

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Related Notes to the Schedule of Investments

January 31, 2010

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds, real estate investment trusts and preferred securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, asset-backed securities, collateralized mortgage obligations and commercial paper, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 23,002,373	$ -	$ -	$ 23,002,373

American Depositary Receipts *	1,924,312			1,924,312

Real Estate Investment Trusts	809,235	-	-	809,235

Preferred Stocks	326,360	-	-	326,360

Exchange-Traded Funds	491,300	-	-	491,300

Commercial Paper	-	998,888	-	998,888

Corporate Bonds	-	169,016	** 0	169,016

Corporate Bonds - Asset- Backed Securities	-	47,810	-	47,810

Corporate Bonds - Collateralized Mortgage Obligation	-	222,501	-	222,501

Money Market Securities	3,888,599	-	-	3,888,599

Total	$ 30,442,179	$ 1,438,215	$ -	$ 31,880,394

*Refer to Schedule of Investments for industry classifications.

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a level 3 security. The Fund did not hold any other level 3 securities during the period. The Fund did not hold any derivative instruments during the reporting period.

Jones Villalta Opportunity Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 93.50%	Shares	Value

Consumer Discretionary - 27.20%
Automobiles
Ford Motor Co. (a)	9,540	$ 103,414

Hotels, Restaurants & Leisure
MGM MIRAGE (a)	3,670	40,590
Royal Caribbean Cruises, Ltd. (a)	2,015	52,571
		93,161
Household Durables
Toll Brothers, Inc. (a)	1,340	24,750

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	5,970	61,969

Media
AOL, Inc. (a)	119	2,852
Comcast Corp. - Class A	2,830	44,799
Time Warner Cable, Inc.	329	14,341
Time Warner, Inc.	1,313	36,042
Walt Disney Co./ The	2,030	59,987
		158,021

Retailing
Gap, Inc. / The	2,005	38,255
Home Depot, Inc. / The	2,535	71,005
		109,260

Energy - 2.52%
Oil, Gas & Consumable Fuels
ConocoPhillips	1,060	50,880

Financials - 18.94%
Banks
Bank of America Corp.	5,355	81,289
JPMorgan Chase & Co.	2,045	79,632
Wells Fargo & Co.	2,930	83,300
		244,221

Financials
Citigroup, Inc. (a)	18,540	61,553
Goldman Sachs Group, Inc. / The	520	77,334
		138,887

Health Care - 4.29%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	670	42,116
Pfizer, Inc.	2,391	44,616
		86,732

Industrials - 5.79%
Industrials Conglomerates
General Electric Co.	4,900	78,792

Machinery
Caterpillar, Inc.	730	38,135

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 93.50% - continued	Shares	Value

Information Technology - 23.25%
Communications Equipment
Corning, Inc.	2,930	$ 52,974
NII Holdings, Inc. (a)	1,230	40,270
UTStarcom, Inc. (a)	12,600	27,216
		120,460

Computers & Peripherals
Dell, Inc. (a)	2,760	35,604

Semiconductors & Semiconductor Equipment
Intel Corp.	2,490	48,306

Software & Services
Microsoft Corp.	2,450	69,041
Oracle Corp.	2,925	67,451
		136,492

Technology Hardware & Equipment
EMC Corp. (a)	2,520	42,008
International Business Machines Corp.	715	87,509
		129,517

Materials - 4.63%
Chemicals
Mosaic Co. / The	520	27,825

Metals & Mining
Alcoa, Inc.	5,165	65,751

Services - 5.30%
Grocery Stores
SUPERVALU, INC.	3,980	58,546

Oil & Gas Drilling
Transocean Ltd. (a)	575	48,726

Utilities - 1.58%
Electric Utilities
AES Corp. / The (a)	2,530	31,954

TOTAL COMMON STOCKS (Cost $1,375,026)		1,891,403

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Money Market Securities - 5.64%	Shares	Value

Fidelity Institutional Money Market Portfolio, 0.28% (b)	114,053	$ 114,053

TOTAL MONEY MARKET SECURITIES (Cost $114,053)		114,053

TOTAL INVESTMENTS (Cost $1,489,079) - 99.14%		$ 2,005,456

Other assets less liabilities - 0.86%		17,423

TOTAL NET ASSETS - 100.00%		$ 2,022,879

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Gross unrealized appreciation		$ 528,032
Gross unrealized depreciation		(11,655)
Net unrealized appreciation		$ 516,377

Aggregate cost of securities for income tax purposes		$ 1,489,079

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments

January 31, 2010

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 1,891,403	$ -	$ -	$ 1,891,403

Money Market	114,053	-	-	114,053

Total	$ 2,005,456	$ -	$ -	$ 2,005,456

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Mutual Funds - 96.76%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 94.34%

AllianceBerstein Large Cap Growth Fund, Inc. - Advisor Class (a)	200,568	$ 4,434,569
Ariel Appreciation Fund	98,673	3,369,675
Ariel Fund	296,454	11,114,075
Artisan International Small Cap Fund - Investor Class (b)	518,631	8,614,464
Columbia Acorn Select - Class Z (a)	428,745	9,629,618
Dreyfus Premier Midcap Value Fund	280,475	7,326,012
Fidelity Advisor Large Cap Fund - Institutional Class	462,776	7,159,150
Fidelity OTC Portfolio (a)	78,553	3,364,428
Fidelity Small Cap Stock Fund (a)	494,993	7,553,596
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	485,881	8,857,615
Janus Overseas Fund - Class J	276,563	11,405,443
John Hancock Funds - Classic Value Fund - Institutional Class	753,089	10,671,267
Legg Mason Capital Management Opportunity Trust Fund - Investor Class (a)	809,852	8,268,590
Legg Mason Capital Management Special Investment Trust Fund - Institutional Class	221,229	7,627,974
Oakmark International Fund - Institutional Class	715,940	11,655,505
Oakmark International Small Cap Fund - Institutional Class (b)	985,305	11,528,070
Oakmark Select Fund - Institutional Class	463,771	10,810,506
Oppenheimer International Small Company Fund - Class Y	541,485	9,795,458
Putnam International Capital Opportunities Fund - Class Y	340,880	10,093,446
Putnam Voyager Fund - Class Y	601,522	11,880,066
Royce Low-Priced Stock Fund - Institutional Class	786,418	10,459,362
Royce Opportunity Fund - Institutional Class	1,207,762	10,616,224
T.Rowe Price International Discovery Fund	74,793	2,709,751
Third Avenue Value Fund	186,748	8,106,716
Van Kampen Capital Growth Fund - Institutional Class (a)	884,056	9,512,442
William Blair Small Cap Growth Fund - Institutional Class (a) (b)	522,594	10,253,303
The Yacktman Fund	782,362	11,696,306

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $211,115,053)		238,513,631

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.42% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,014
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	3,802
Artisan International Value Fund - Investor Class	150	3,414
Artisan Mid Cap Value Fund - Investor Class	200	3,454
Artisan Small Cap Value Fund - Investor Class	150	2,075
BlackRock International Opportunities Portfolio - Institutional Class	100	3,002
Bridgeway Small Cap Growth Fund	205	1,930
Bridgeway Small Cap Value Fund	179	2,022
Brown Capital Management Small Company Fund - Institutional Class (a)	43,129	1,435,767
Buffalo Small Cap Fund	150	3,284
Columbia Small Cap Growth I Fund - Class Z (a)	100	2,306
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,587
Evergreen Omega Fund - Institutional Class	70,265	2,126,225
Fidelity Advisor Value Strategies Fund - Institutional Class (a)	59,218	1,223,438
Fidelity Mid-Cap Stock Fund	100	2,271
Franklin Small Cap Value Fund - Advisor Class	100	3,498
Hartford International Opportunities Fund - Class Y	248	3,213
Janus Orion Fund - Class J	31,639	305,000

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Mutual Funds - 96.76% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.42% (c) - continued

Janus Venture Fund - Class J (a)	100	$ 4,139
JPMorgan Small Cap Equity Fund - Class S	226	6,573
Longleaf Partners Fund	41,699	963,236
Longleaf Partners Small-Cap Fund (a)	100	2,076
Neuberger Berman Genesis - Institutional Class (a)	100	3,638
Oberweis Micro-Cap Fund	175	1,678
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,622
Perkins Mid Cap Value Fund - Class J	200	3,872
Royce Premier Fund - Investor Class (a)	300	4,725
T. Rowe Price Small-Cap Value Fund	100	2,870

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $5,428,287) (c)		6,124,731

TOTAL MUTUAL FUNDS (Cost $216,543,340)		244,638,362

Exchange-Traded Funds - 3.50%

Claymore/BNY Mellon BRIC	55,260	2,091,591
iShares Dow Jones U.S. Basic Materials Sector Index Fund	34,868	1,909,023
PowerShares QQQ	113,090	4,839,121

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,838,554)		8,839,735

Money Market Securities - 0.40%
Fidelity Institutional Treasury Portfolio - Class I, 0.01% (d)	1,015,647	1,015,647

TOTAL MONEY MARKET SECURITIES (Cost $1,015,647)		1,015,647

TOTAL INVESTMENTS (Cost $226,397,541) - 100.66%		$ 254,493,744

Liabilities in excess of other assets - (0.66)%		(1,658,385)

TOTAL NET ASSETS - 100.00%		$ 252,835,359

(a) Non-income producing.

(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

(d) Variable rate securities; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Gross unrealized appreciation		$ 29,641,192
Gross unrealized depreciation		(1,544,989)
Net unrealized appreciation		$ 28,096,203

Aggregate cost of securities for income tax purposes		$ 226,397,541

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Mutual Funds - 99.33%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 99.23%

AllianceBerstein Large Cap Growth Fund, Inc. - Advisor Class (a)	52,019	$ 1,150,148
Ariel Appreciation Fund	50,621	1,728,712
Ariel Fund	47,276	1,772,385
Columbia Acorn Select - Class Z (a)	72,134	1,620,126
Fidelity Advisor Large Cap Fund - Institutional Class	88,803	1,373,780
Fidelity International Capital Appreciation Fund	97,129	1,053,846
Fidelity Small Cap Stock Fund (a)	87,091	1,329,006
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	58,144	1,059,962
Janus Overseas Fund - Class J	55,694	2,296,825
John Hancock Funds - Classic Value Fund - Institutional Class	71,358	1,011,138
Legg Mason Capital Management Opportunity Trust Fund - Investor Class (a)	105,619	1,078,372
Oakmark International Fund - Institutional Class	101,693	1,655,556
Oakmark International Small Cap Fund - Institutional Class	135,708	1,587,781
Oakmark Select Fund - Institutional Class	70,420	1,641,494
Oppenheimer International Small Company Fund - Class Y	99,288	1,796,111
Putnam Voyager Fund - Class Y	107,076	2,114,749
Royce Low-Priced Stock Fund - Institutional Class	111,859	1,487,731
Royce Opportunity Fund - Institutional Class	176,481	1,551,272
Third Avenue Value Fund	22,985	997,783
Van Kampen Capital Growth Fund - Institutional Class (a)	86,110	926,541
William Blair Small Cap Growth Fund - Institutional Class (a)	25,189	494,216
The Yacktman Fund	135,158	2,020,611

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $28,492,494)		31,748,145

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.10% (b)

Artisan Small Cap Value Fund - Investor Class	150	2,075
BlackRock International Opportunities Portfolio - Institutional Class	100	3,002
Brown Capital Management Small Company Fund - Institutional Class (a)	150	4,994
Buffalo Small Cap Fund	150	3,284
FBR Focus Fund (a)	100	3,987
Janus Venture Fund - Class J (a)	100	4,139
JPMorgan Small Cap Equity Fund - Class S	100	2,912
Longleaf Partners Fund	144	3,321
Longleaf Partners Small-Cap Fund (a)	100	2,076
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,622

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $34,282) (b)		32,412

TOTAL MUTUAL FUNDS (Cost $28,526,776)		31,780,557

Money Market Securities - 0.98%
Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	313,866	313,866

TOTAL MONEY MARKET SECURITIES (Cost $313,866)		313,866

TOTAL INVESTMENTS (Cost $28,840,642) - 100.31%		$ 32,094,423

Liabilities in excess of other assets - (0.31)%		(100,345)

TOTAL NET ASSETS - 100.00%		$ 31,994,078

(a) Non-income producing.

(b) Small investments are occasionally retained in mutual funds that are closed to new investment,

or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2010.

Tax Related, (excluding future contracts)
Gross unrealized appreciation		$ 3,416,007
Gross unrealized depreciation		(162,226)
Net unrealized appreciation		$ 3,253,781

Aggregate cost of securities for income tax purposes		$ 28,840,642

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Managed Volatility Fund
Futures Contracts
January 31, 2010
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract March 2010 (a)	(10)	$ (745,650)	$ 37,000
E-Mini S&P 500 Futures Contract March 2010 (b)	(22)	(1,177,440)	36,080
E- Mini Russell 2000 Mini Futures Contract March 2010 (c)	(25)	(1,502,500)	10,000

Total Short Futures Contracts			$ 83,080

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2010

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Derivative instruments the Funds invest in, such as futures contracts, are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of January 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$ 238,513,631	$ -	$ -	$ 238,513,631

Mutual Funds - less than 1% of net assets	6,124,731	-	-	6,124,731

Exchange-Traded Funds	8,839,735	-	-	8,839,735

Money Market Securities	1,015,647	-	-	1,015,647

Total	$ 254,493,744	$ -	$ -	$ 254,493,744

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Managed Volatility Fund’s investments as of January 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$ 31,748,145	$ -	$ -	$31,748,145
Mutual Funds - less than 1% of net assets	32,412	-	-	32,412
Money Market Securities	313,866	-	-	313,866
Subtotal	32,094,423	-	-	32,094,423
Short Futures Contracts*	83,080	-	-	83,080
Total	$ 32,177,503	$ -	$ -	$32,177,503

*The amount shown represents the gross unrealized appreciation, not the fair value of the futures contracts.

The Managed Volatility Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Derivative Instruments - In an attempt to lower its volatility compared to broad U.S. equity markets, the Managed Volatility Fund typically engages in short sales of futures contracts. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks.

Short Sales– The Managed Volatility Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - The Managed Volatility Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker as of January 31, 2010, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

The futures contracts the Fund enters into are considered to be equity risk instruments. The contracts are traded on an exchange and, therefore, are regulated and provide the Fund with protection against counterparty risk.

The futures contracts can be found on the Statement of Assets and Liabilities under assets, receivable for net variation margin on futures contracts. At January 31, 2010, the receivable for futures contracts, at value was $31,280. The futures contracts can be found on the Statement of Operations under Realized and Unrealized Gain (Loss) on Investments. For the three months ended January 31, 2010, the realized gain (loss) on futures contracts was $83,080. The change in unrealized appreciation (depreciation) on futures contracts was $423,205. The Fund opened 57 contracts and closed 158 contracts in the three months ended January 31, 2010.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 3/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 3/22/2010

By
*/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 3/22/2010